Issued capital and reserves - Capital Transactions (Details)							12 Months Ended
		Feb. 18, 2019 USD ($) € / shares shares	Feb. 18, 2019 USD ($) shares	Jan. 17, 2018 USD ($) $ / shares shares	Jun. 16, 2017 USD ($) $ / shares shares	May 09, 2017 USD ($) shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares		Oct. 30, 2018 USD ($)	Sep. 27, 2018 USD ($)	Dec. 31, 2016 shares	Apr. 27, 2016 USD ($)
Disclosure of analysis of other comprehensive income by item [line items]
Number of warrants issued | shares		9,392,986	9,392,986
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid			$ 8,360,000				$ 8,269,000		$ 0	[1]	$ 0	[1],[2]
Number of days from notice of which warrants are exercisable			61 days
Exercise price (in Euros per share) | € / shares		€ 0.02
Exercise price per ADS (in dollars per share) | € / shares		€ 0.08
Warrants expiration term			15 years
Shares issued (in shares) | shares							95,587,146		94,732,539		80,024,707				75,030,078
Total offering				$ 23,000,000	$ 16,387,500		$ 8,360,000		$ 23,001,000		$ 16,387,000
Share premium		€ 8,360,000	$ 8,360,000	$ 22,647,631	$ 16,291,254	$ 165,114	233,720,000		225,470,000	[3]	204,952,000	[3],[4]
Ordinary shares issued in connection with a public offering (in shares) | shares				14,375,000	4,312,500
Underwriters' over-allotment shares issued (in shares) | shares				1,875,000	562,500
Ordinary share price (usd per share) | $ / shares				$ 1.60	$ 3.80
Share price per ADS (usd per share) | $ / shares				$ 6.4	$ 15.2
Costs directly attributable to the equity transaction				$ 2,200,000	$ 1,500,000		91,000		2,160,000		1,489,000
Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Total offering				$ 352,369	$ 96,246	1,380		[5]	$ 353,000	[5]	$ 96,000	[5]
Ordinary shares issued in connection with a public offering (in shares) | shares	[5]								14,375,000		4,312,500
2016 convertible notes
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount						160,000							$ 1,000,000	$ 6,000,000		$ 7,160,000.00
Accrued interest						$ 11,594
Shares issued (in shares) | shares						63,258

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers" using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[3]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[4]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[5]	On November 29, 2019, the Company adjusted the ratio of shares to ADS : each ADS represents 4 ordinary shares